Shareholder Report, Average Annual Return (Details) LMF1800_Western Asset California Municipals Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	79 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	4.97%	1.36%	1.57%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.96%	1.44%	1.80%
Bloomberg California Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	4.98%	1.45%	1.73%